Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Share Premium	Treasury Shares	Capital Reserve	Other Reserves	Retained Earnings	Total	Non-controlling Interest
Balance at Dec. 31, 2021	$ 280,301	$ 590	$ 157,151		$ 12,741	$ (30)	$ 109,867	$ 280,319	$ (18)
Comprehensive Income for the period
Profit of the year	108,697						108,683	108,683	14
Exchange difference on translation on foreign operations	20					(1,418)	1,443	25	(5)
Total comprehensive income for the year	108,717					(1,418)	110,126	108,708	9
Transactions with Group owners in their capacity as owners
Share-options exercise	3,939	2	9,177		(5,240)			3,939
Forfeitures of share-based payment	(896)				(896)			(896)
Share-based payments net of forfeitures	9,580				9,580			9,580
Repurchase of shares	(2,021)			$ (2,021)				(2,021)
Transactions with Group owners in their capacity as owners	10,602	2	9,177	(2,021)	3,444			10,602
Balance at Dec. 31, 2022	399,620	592	166,328	(2,021)	16,185	(1,448)	219,993	399,629	(9)
Comprehensive Income for the period
Profit of the year	149,086						148,964	148,964	122
Exchange difference on translation on foreign operations	(7,713)					(8,360)	651	(7,709)	(4)
Total comprehensive income for the year	141,373					(8,360)	149,615	141,255	118
Transactions with Group owners in their capacity as owners
Share-options exercise	153		5,051		(4,898)			153
Warrant exercise	1	13	1,622		(1,634)			1
Share-based payments net of forfeitures	11,922				11,922			11,922
Repurchase of shares	(97,929)	(14)		(97,915)				(97,929)
Transactions with Group owners in their capacity as owners	(85,853)	(1)	6,673	(97,915)	5,390			(85,853)
Balance at Dec. 31, 2023	455,140	591	173,001	(99,936)	21,575	(9,808)	369,608	455,031	109
Comprehensive Income for the period
Profit of the year	120,469						120,416	120,416	53
Exchange difference on translation on foreign operations	(11,188)					(11,126)		(11,126)	(62)
Total comprehensive income for the year	109,281					(11,126)	120,416	109,290	(9)
Transactions with Group owners in their capacity as owners
Share-options exercise	1,853	2	13,768		(11,917)			1,853
Share-based payments net of forfeitures	23,780				23,780			23,780
Repurchase of shares	(101,067)	(23)		(101,044)				(101,067)
Transactions with Group owners in their capacity as owners	(75,434)	(21)	13,768	(101,044)	11,863			(75,434)
Balance at Dec. 31, 2024	$ 488,987	$ 570	$ 186,769	$ (200,980)	$ 33,438	$ (20,934)	$ 490,024	$ 488,887	$ 100